Schedule of Net Income (Loss) Basic and Diluted Per Share (Details) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Net loss	$ (893,896)	$ (738,555)	$ (217,185)	$ (375,307)	$ (1,632,451)	$ (592,492)	$ (978,445)	$ 1,320,324
Remeasurement of common stock subject to redemption	(138,638)	(162,099)	(440,824)	(455,764)	(300,737)	(896,588)	(2,175,180)	(3,595,663)
Net loss including remeasurement of common stock subject to redemption value	(1,032,534)	(900,654)	(658,009)	(831,071)	(1,933,188)	(1,489,080)	(3,153,625)	(2,275,339)
Remeasurement of common stock subject to redemption		(162,099)		(455,764)	(300,737)	(896,588)	(2,175,180)	(3,595,663)
Redeemable Common Stock [Member]
Allocation of net income (loss), as adjusted	(61,706)	(67,143)	(280,678)	(354,499)	(129,859)	(635,177)	(1,302,885)	(1,423,357)
Remeasurement of common stock subject to redemption	138,638	162,099	440,824	455,764	300,737	896,588	2,175,180	3,595,663
Redeemable Common Stock [Member] | Revision of Prior Period, Adjustment [Member]
Allocation of net income (loss), as adjusted	76,932	94,956	160,146	101,265	170,878	261,411	872,295	2,172,306
Non Redeemable Common Stock [Member]
Allocation of net income (loss), as adjusted	(970,828)	(833,511)	(377,331)	(476,572)	(1,803,329)	(853,903)	(1,850,740)	(851,982)
Remeasurement of common stock subject to redemption
Non Redeemable Common Stock [Member] | Revision of Prior Period, Adjustment [Member]
Allocation of net income (loss), as adjusted	$ (970,828)	$ (833,511)	$ (377,331)	$ (476,572)	$ (1,803,329)	$ (853,903)	$ (1,850,740)	$ (851,982)